ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2020
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

9. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31,
	2019	2020
Accrued payroll and welfare	$6,970	$10,086
VAT and other tax payables	367	14,373
Accrued shipment expenses	1,011	1,245
Others	3,874	4,444
Total	$12,222	$30,148